FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2796

Putnam High Yield Trust
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  (Exact name of registrant as specified in charter)

One Post Office Square

Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President

Putnam High Yield Trust

One Post Office Square

Boston, Massachusetts 02109

Copy To:

John W. Gerstmayr, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110
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  (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 8/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

Account Number: Putnam High Yield Trust

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
Proposal Type	Voted	Vote	For/Agnst Mgmt
Alderwoods Group Inc	AWGI	014383103	4/28/05	Annual
1.01	Elect Lloyd E. Campbell	MGMT	YES	FOR	FOR
1.02	Elect Anthony G. Eames	MGMT	YES	FOR	FOR
1.03	Elect Charles M. Elson	MGMT	YES	FOR	FOR
1.04	Elect David R. Hilty	MGMT	YES	FOR	FOR
1.05	Elect Paul A. Houston	MGMT	YES	FOR	FOR
1.06	Elect Olivia F. Kirtley	MGMT	YES	FOR	FOR
1.07	Elect John S. Lacey	MGMT	YES	FOR	FOR
1.08	Elect William R. Riedl	MGMT	YES	FOR	FOR
1.09	Elect W. MacDonald Snow Jr	MGMT	YES	FOR	FOR
2.00	Adopt employee stock purchase plan	MGMT	YES	AGNST	AGNST
3.00	Adopt Stock Incentive Plan	MGMT	YES	AGNST	AGNST

Arch Wireless Inc	AWIN	039392709	11/8/04	Special
1.00	Approve Merger/Acquisition	MGMT	YES	FOR	FOR

Celanese Corp	CE	150870103	6/1/05	Annual
1.01	Elect Hanns Ostmeier	MGMT	YES	WHOLD	AGNST
1.02	Elect James Quella	MGMT	YES	WHOLD	AGNST
1.03	Elect Daniel S. Sanders	MGMT	YES	WHOLD	AGNST
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

Covad Communications Group	3COVD	222814204	6/9/05	Annual
1.01	Elect Charles E. Hoffman	MGMT	YES	FOR	FOR
1.02	Elect Charles McMinn	MGMT	YES	FOR	FOR
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

Crown Castle International Corp	CCI	228227104	5/26/05	Annual
1.01	Elect Dale N. Hatfield	MGMT	YES	FOR	FOR
1.02	Elect Lee W. Hogan	MGMT	YES	FOR	FOR
1.03	Elect Robert F. McKenzie	MGMT	YES	FOR	FOR
1.04	Elect Robert E. Garrison II	MGMT	YES	FOR	FOR
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

Emmis Communications Corp	291525202	6/13/05	Special
1.00	Amend authorized preferred stock	MGMT	YES	FOR	FOR

Genesis Healthcare Corp	GHCI	37184D101	2/23/05	Annual
1.01	Elect George V. Hager Jr.	MGMT	YES	WHOLD	AGNST
1.02	Elect Kevin M. Kelley	MGMT	YES	WHOLD	AGNST
2.00	Add shares to stock award plan	MGMT	YES	FOR	FOR

Globix Corp	3GBXX	37957F200	3/7/05	Special
1.00	Approve common stock issuance	MGMT	YES	FOR	FOR
Approve merger/acquisition
2.00	Adjourn meeting	MGMT	YES	FOR	FOR

Globix Corp	3GBXX	37957F200	6/13/05	Annual
1.01	Elect Peter K. Stevenson	MGMT	YES	WHOLD	AGNST
1.02	Elect Wayne Barr Jr.	MGMT	YES	FOR	FOR
1.03	Elect Jose A. Cecin Jr.	MGMT	YES	FOR	FOR
1.04	Elect Stephen E. Courter	MGMT	YES	FOR	FOR
1.05	Elect John Forsgren	MGMT	YES	FOR	FOR
1.06	Elect Peter L. Herzig	MGMT	YES	FOR	FOR
1.07	Elect Steven Lampe	MGMT	YES	FOR	FOR
1.08	Elect Steven G. Singer	MGMT	YES	FOR	FOR
1.09	Elect Raymond L. Steele	MGMT	YES	WHOLD	AGNST
2.00	Ratify selection of auditors	MGMT	YES	ABSTAIN	AGNST

iPCS Inc	IPCX	44980Y305	6/30/05	Annual
1.00	Approve merger/acquisition	MGMT	YES	FOR	FOR
2.00	Approve non-technical charter amendments	MGMT	YES	FOR	FOR
3.01	Elect Timothy M. Yager	MGMT	YES	FOR	FOR
3.02	Elect Timothy C. Babich	MGMT	YES	FOR	FOR
3.03	Elect Donald L. Bell	MGMT	YES	FOR	FOR
3.04	Elect Eugene I. Davis	MGMT	YES	FOR	FOR
3.05	Elect Eric F. Ensor	MGMT	YES	FOR	FOR
3.06	Elect James J. Gaffney	MGMT	YES	FOR	FOR
3.07	Elect Kevin M. Roe	MGMT	YES	FOR	FOR
4.00	Add shares to the 2004 Long Term Incentive Plan	MGMT	YES	AGNST	AGNST
5.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

Knology Inc	KNOL	499183804	5/24/05	Annual
1.01	Elect Eugene I. Davis	MGMT	YES	FOR	FOR
1.02	Elect Rodger L. Johnson	MGMT	YES	FOR	FOR
1.03	Elect Campbell B. Lanier III	MGMT	YES	FOR	FOR

Leucadia National Corp	LUK	527288104	5/17/05	Annual
1.01	Elect Ian M. Cumming	MGMT	NO
1.02	Elect Paul M. Dougan	MGMT	NO
1.03	Elect Lawrence D. Glaubinger	MGMT	NO
1.04	Elect Alan J. Hirschfield	MGMT	NO
1.05	Elect James E. Jordan	MGMT	NO
1.06	Elect Jeffrey C. Keil	MGMT	NO
1.07	Elect Jesse Clyde Nichols III	MGMT	NO
1.08	Elect Joseph S. Steinberg	MGMT	NO
2.00	Increase authorized common stock	MGMT	NO
3.00	Amend annual bonus plan	MGMT	NO
4.00	Ratify selection of auditors	MGMT	NO

Paxson Communications	704231604	6/10/05	Annual
1.01	Elect Dean M. Goodman	MGMT	YES	WHOLD	AGNST
1.02	Elect W. Lawrence Patrick	MGMT	YES	WHOLD	AGNST
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

PCI Chemicals Canada Inc	693204AC3	6/24/05	Annual
1.00	The proposed amendments to the Indenture is to modify certain defined terms of the Indenture	MGMT	YES	FOR	FOR

Polymer Group Inc	3POLGA	731745204	5/18/05	Annual
1.01	Elect Pedro A. Arias	MGMT	YES	WHOLD	AGNST
1.02	Elect Ramon Betolaza	MGMT	YES	WHOLD	AGNST
1.03	Elect Lap Wai Chan	MGMT	YES	WHOLD	AGNST
1.04	Elect William B. Hewitt	MGMT	YES	WHOLD	AGNST
1.05	Elect Eugene Linden	MGMT	YES	WHOLD	AGNST
1.06	Elect James A. Ovenden	MGMT	YES	WHOLD	AGNST
1.07	Elect James L. Schaeffer	MGMT	YES	WHOLD	AGNST
1.08	Elect Michael Watzky	MGMT	YES	WHOLD	AGNST
2.00	Amend Stock Incentive Plan	MGMT	YES	AGNST	AGNST
3.00	Adopt the Short Term Incentive compensation Plan	MGMT	YES	FOR	FOR
4.00	Adopt the 2005 Stock Option Plan	MGMT	YES	AGNST	AGNST

Putnam Prime Money Market Fund	746763432	11/11/04	Special
1.01	Elect Trustee J.A. Baxter	MGMT	YES	FOR	FOR
1.02	Elect Trustee E.T. Kennan	MGMT	YES	FOR	FOR
1.03	Elect Trustee C.B. Curtis	MGMT	YES	FOR	FOR
1.04	Elect Trustee J.H. Mullin, III	MGMT	YES	FOR	FOR
1.05	Elect Trustee M.R. Drucker	MGMT	YES	FOR	FOR
1.06	Elect Trustee R.E. Patterson	MGMT	YES	FOR	FOR
1.07	Elect Trustee C.E. Haldeman, Jr.	MGMT	YES	FOR	FOR
1.08	Elect Trustee G. Putnam, III	MGMT	YES	FOR	FOR
1.09	Elect Trustee J.A. Hill	MGMT	YES	FOR	FOR
1.10	Elect Trustee A.J.C. Smith	MGMT	YES	FOR	FOR
1.11	Elect Trustee R. J. Jackson	MGMT	YES	FOR	FOR
1.12	Elect Trustee W.T. Stephens	MGMT	YES	FOR	FOR
1.13	Elect Trustee P.L. Joskow	MGMT	YES	FOR	FOR
1.14	Elect Trustee R.B. Worley	MGMT	YES	FOR	FOR
2.00	Amend fund's fundamental investment restriction with respect to borrowing	MGMT	N/A	N/A	N/A
2.01	Amend fund's fundamental investment restriction with respect to making loans	MGMT	N/A	N/A	N/A
2.02	Amend fund's fundamental investment restriction with respect to diversification of investments	MGMT	YES	FOR	FOR
2.03	Amend fund's fundamental investment restriction with respect to issuance of senior securities	MGMT	N/A	N/A	N/A
2.04	Amend fund's fundamental investment restriction with respect to purchasing or selling options, puts, calls, straddles and spreads	MGMT	N/A	N/A	N/A
2.05	Amend fund's fundamental investment restriction with respect to investments in commodities	MGMT	N/A	N/A	N/A
3.00	Amend fund's Agreement and Declaration of Trust	MGMT	YES	FOR	FOR

Rural Cellular Corp	781904305	5/24/05	Annual
1.01	Elect Ann K. Newhall	MGMT	YES	FOR	FOR
1.02	Elect George M. Revering	MGMT	YES	FOR	FOR
1.03	Elect Don C. Swenson	MGMT	YES	FOR	FOR
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

Sterling Chemicals Inc	3SCHI	859166100	4/15/05	Annual
1.05	Elect Richard K. Crump	MGMT	YES	WHOLD	AGNST
1.06	Elect Marc S. Kirschner	MGMT	YES	WHOLD	AGNST
1.07	Elect Peter Ting Kai Wu	MGMT	YES	WHOLD	AGNST
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR
3.00	Increase authorized common stock	MGMT	YES	FOR	FOR

Sun Healthcare Group Inc	SUNH	866933401	5/19/05	Annual
1.01	Elect Gregory S. Anderson	MGMT	YES	FOR	FOR
1.02	Elect Tony M. Astorga	MGMT	YES	FOR	FOR
1.03	Elect Christian K. Bement	MGMT	YES	FOR	FOR
1.04	Elect Steven M. Looney	MGMT	YES	FOR	FOR
1.05	Elect Richard K. Matros	MGMT	YES	FOR	FOR
1.06	Elect Milton J. Walters	MGMT	YES	FOR	FOR
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

USA Mobility Inc	USMO	90341G103	5/18/05	Annual
1.01	Elect David Abrams	MGMT	YES	FOR	FOR
1.02	Elect James V. Continenza	MGMT	YES	FOR	FOR
1.03	Elect Nicholas A. Gallopo	MGMT	YES	FOR	FOR
1.04	Elect Vincent D. Kelly	MGMT	YES	FOR	FOR
1.05	Elect Brian O'Reilly	MGMT	YES	FOR	FOR
1.06	Elect Matthew Oristano	MGMT	YES	FOR	FOR
1.07	Elect William E. Redmond Jr.	MGMT	YES	FOR	FOR
1.08	Elect Samme Thompson	MGMT	YES	FOR	FOR
1.09	Elect Royce Yudkoff	MGMT	YES	FOR	FOR

Washington Group International Inc	WGII	938862208	5/19/05	Annual
1.01	Elect David H. Batchelder	MGMT	YES	FOR	FOR
1.02	Elect Michael R. D'Appolonia	MGMT	YES	FOR	FOR
1.03	Elect C. Scott Greer	MGMT	YES	FOR	FOR
1.04	Elect Stephen G. Hanks	MGMT	YES	FOR	FOR
1.05	Elect William H. Mallender	MGMT	YES	FOR	FOR
1.06	Elect Michael P. Monaco	MGMT	YES	FOR	FOR
1.07	Elect Cordell Reed	MGMT	YES	FOR	FOR
1.08	Elect Dennis R. Washington	MGMT	YES	FOR	FOR
1.09	Elect Dennis K. Williams	MGMT	YES	FOR	FOR
2.00	Ratify selection of auditors	MGMT	YES	FOR	FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust
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       (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer
   and Principal Executive Officer
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       (Signature & Title)

Date July 28, 2005